Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Beginning balance at Dec. 31, 2021	$ 111,856	$ 35,695	$ (15,708)	$ 2	$ 131,845
Beginning balance (in number of units) at Dec. 31, 2021	9,119,964
Proceeds from issuance of Units (note 7)	$ 24,992				24,992
Proceeds from issuance of Units (note 7) (in number of units)	1,403,774
Cost of redemption of Units (note 7)	$ (9,012)	(3,780)			(12,792)
Cost of redemption of Units (note 7) (in number of units)	(901,220)
Net income (loss) and comprehensive income (loss) for the year		(5,354)			(5,354)
Underwriting commissions and issue expenses			(403)		(403)
Ending balance at Dec. 31, 2022	$ 127,836	26,561	(16,111)	2	138,288
Ending balance (in number of units) at Dec. 31, 2022	9,622,518
Proceeds from issuance of Units (note 7)	$ 14,190				14,190
Proceeds from issuance of Units (note 7) (in number of units)	1,250,054
Cost of redemption of Units (note 7)	$ (2)	(1)			(3)
Cost of redemption of Units (note 7) (in number of units)	(200)
Net income (loss) and comprehensive income (loss) for the year		(36,049)			(36,049)
Underwriting commissions and issue expenses			(135)		(135)
Ending balance at Dec. 31, 2023	$ 142,024	$ (9,489)	$ (16,246)	$ 2	$ 116,291
Ending balance (in number of units) at Dec. 31, 2023	10,872,372